VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Value of In-Force Non-Annuity Business [Member] | Bottom of range [member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	0.00%	0.00%
Value of In-Force Non-Annuity Business [Member] | Top of range [member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	4.05%	4.20%
Value of In-Force Annuity Business [Member] | Bottom of range [member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	1.28%	1.14%
Value of In-Force Annuity Business [Member] | Top of range [member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	5.33%	5.34%
Financial Options and Guarantees [Member] | Bottom of range [member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	0.00%	0.00%
Financial Options and Guarantees [Member] | Top of range [member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	4.05%	4.20%
Retail Price [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Inflation		3.43%	3.43%
Expense [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Inflation		3.75%	3.67%

[1]	All risk-free rates are quoted as the range of rates implied by the relevant forward swap curve.